Note 14 - Warrants (Details Narrative) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Note 14 - Warrants (Details) [Line Items]
Issuance of Shares on Exercise of Warrants (in Dollars)	$ 0	$ 324,258	$ 700,653
Additional Paid-in Capital [Member]
Note 14 - Warrants (Details) [Line Items]
Issuance of Shares on Exercise of Warrants (in Dollars)	$ 0	$ (106,315)	$ (330,066)
Cash Exercise Of Warrants [Member]
Note 14 - Warrants (Details) [Line Items]
Warrants Exercised	0	33,601	83,210
Stock Issued During Period, Shares, Conversion of Convertible Securities	0	16,801	35,791